Segment Information - Schedule of reconciliation of adjusted EBITDA to loss before income tax (Detail)	9 Months Ended		12 Months Ended
	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Disclosure Of Reconciliation Of Adjusted EBITDA To Loss Before Income Tax [Abstract]
Adjusted EBITDA of reportable segments			$ 55,660,000	$ 19,112,000	$ 27,338,000
Headquarters cost			(41,194,000)	(29,484,000)	(22,842,000)
Adjusted EBITDA of the Group			14,466,000	(10,372,000)	4,496,000
Changes in fair value of warrant liabilities, preferred shares and embedded derivatives	$ (23,341,000)	$ (16,928,000)	23,341,000	(124,146,000)	16,364,000
Finance costs - net			(680,000)	(13,453,000)	(15,964,000)
Depreciation and amortisation expense			(21,172,000)	(14,032,000)	(9,554,000)
Impairment				(8,000)	(806,000)
Share grant and option expenses			(5,524,000)	(10,470,000)	(6,660,000)
Others losses - net			(1,471,000)	(815,000)	(1,684,000)
Business acquisition transaction and integration cost			(4,378,000)	(8,380,000)	(41,000)
Legal and professional expenses incurred for IPO			(16,570,000)	(6,070,000)	0
Share listing expense			(104,950,000)	0	0
Ongoing cost of a listed entity			(11,182,000)	0	0
Loss before income tax			$ (128,120,000)	$ (187,746,000)	$ (13,849,000)